UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4670

                         Global/International Fund, Inc.
                         -------------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Emerging Markets Income Fund
Investment Portfolio as of July 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------

                                                                                      Principal
                                                                                     Amount ($)(b)            Value ($)
                                                                                ---------------------------------------

Bonds 91.4%
Argentina 7.8%
Republic of Argentina:
5.83%, 12/31/2033 (PIK)                                                     ARS      17,353,071              7,453,709
7.82%, 12/31/2033 (PIK)                                                     EUR       1,912,142              2,222,164
8.28%, 12/31/2033 (PIK)                                                               5,819,519              5,624,566
                                                                                                          ------------
(Cost $12,676,823)                                                                                          15,300,439

Brazil 19.0%
Federative Republic of Brazil:
Floating Rate Note Debt Conversion Bond, LIBOR plus .8125%,
Series 30YR, 4.25%*, 4/15/2024                                                        2,000,000              1,885,000
Floating Rate Note Debt Conversion Bond, LIBOR Plus .875%,
Series 18YR, 4.313%*, 4/15/2012                                                       5,048,300              4,890,793
8.875%, 10/14/2019                                                                    1,700,000              1,759,500
9.25%, 10/22/2010                                                                     1,020,000              1,123,020
10.0%, 8/7/2011                                                                       3,100,000              3,503,000
11.0%, 1/11/2012                                                                      7,230,000              8,502,480
11.0%, 8/17/2040                                                                     10,280,000             12,089,280
14.5%, 10/15/2009 (e)                                                                 2,630,000              3,386,125
                                                                                                          ------------
(Cost $35,263,037)                                                                                          37,139,198

Colombia 2.1%
Republic of Colombia:
10.75%, 1/15/2013                                                                     1,800,000              2,148,300
12.0%, 10/22/2015                                                           COP   4,241,000,000              2,009,861
                                                                                                          ------------
(Cost $3,957,172)                                                                                            4,158,161

Dominican Republic 1.0%
Dominican Republic:
Floating Rate Note Debt Conversion Bond, LIBOR plus .8125%,
4.375%*, 8/30/2024                                                                      500,000                462,500
9.04%, 1/23/2018                                                                        780,000                820,950
9.5%, 9/27/2011                                                                         590,000                637,200
                                                                                                          ------------
(Cost $1,754,737)                                                                                            1,920,650

Ecuador 2.6%
Republic of Ecuador, Step-up Coupon, 8.0% to 8/15/2005,
9.0% to 8/15/2006, 10% to 8/15/2030
(Cost $170,513,089)                                                                   5,900,000              5,103,500
(Cost $5,036,351)                                                                                         ------------

Indonesia 2.0%
Republic of Indonesia, 7.25%, 4/20/2015                                               3,890,000              3,914,313
(Cost $3,810,596)                                                                                         ------------

Malaysia 1.9%
Government of Malaysia, Series 04/04, 4.032%, 9/15/2009                     MYR      13,700,000              3,761,033
(Cost $3,664,246)                                                                                         ------------

Mexico 4.8%
Mexican Bonds:
Series MI-20, 8.0%, 12/7/2023                                               MXN       2,600,000                210,263
Series M-20, 10.0%, 12/5/2024                                               MXN      35,260,000              3,454,758
Pemex Project Funding Master Trust:
144A, 8.625%, 12/1/2023                                                                 400,000                486,000
9.5%, 9/15/2027                                                                       4,000,000              5,180,000
                                                                                                          ------------
(Cost $8,927,422)                                                                                            9,331,021

Nigeria 1.8%
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020                                 3,500,000              3,465,000
(Cost $3,328,761)                                                                                         ------------

Peru 0.9%
Republic of Peru, 7.5%, 10/14/2014                                          EUR       1,300,000              1,786,606
(Cost $1,806,522)                                                                                         ------------

Philippines 4.1%
Republic of Philippines:
8.375%, 2/15/2011                                                                       700,000                719,250
9.375%, 1/18/2017                                                                     5,100,000              5,431,500
9.875%, 1/15/2019 (e)                                                                 1,750,000              1,881,250
                                                                                                          ------------
(Cost $8,082,734)                                                                                            8,032,000

Russia 16.6%
Aries Vermogensverwaltung GmbH:
Series B, 7.75%, 10/25/2009                                                 EUR       1,250,000              1,763,827
144A, Series C, 9.6%, 10/25/2014                                                      6,250,000              8,015,875
Russian Federation, Step-up Coupon, 5.0% to 3/31/2007,
7.5% to 3/31/2030                                                                     4,200,000              4,656,960
11.0%, 7/24/2018                                                                      5,600,000              8,294,720
Russian Ministry of Finance:
Series V, 3.0%, 5/14/2008                                                             5,500,000              5,172,200
Series VII, 3.0%, 5/14/2011                                                           5,300,000              4,641,740
                                                                                                          ------------
(Cost $30,117,084)                                                                                          32,545,322

Turkey 9.9%
Republic of Turkey:
11.75%, 6/15/2010                                                                     4,300,000              5,317,810
11.75%, 6/15/2010                                                                     6,400,000              7,928,000
11.875%, 1/15/2030                                                                    2,400,000              3,411,000
15.0%, 2/10/2010                                                            TRY       3,400,000              2,743,797
20.0%, 10/17/2007                                                           TRY              51                     43
                                                                                                          ------------
(Cost $18,928,335)                                                                                          19,400,650

United States 10.9%
US Treasury Bonds, 7.5%, 11/15/2016
(Cost $21,443,864)                                                                   16,700,000             21,293,151
                                                                                                          ------------

Uruguay 1.1%
Republic of Uruguay, 10.5%, 10/20/2006                                      UYU      42,300,000              2,091,633
(Cost $2,160,198)                                                                                         ------------

Venezuela 4.9%
Republic of Venezuela:
Series A, Collateralized Par Bond, 6.75%, 3/31/2020                                   1,250,000              1,255,625
7.65%, 4/21/2025                                                                      2,100,000              1,874,250
9.25%, 9/15/2027 (e)                                                                  2,800,000              2,916,200
9.375%, 1/13/2034                                                                     1,800,000              1,878,300
10.75%, 9/19/2013                                                                     1,510,000              1,753,109
                                                                                                          ------------
(Cost $9,555,207)                                                                                            9,677,484


Total Bonds (Cost $170,513,089)                                                                            178,920,161
                                                                                                          ------------
Loan Participation 1.1%
Algeria 1.1%
Republic of Algeria, Floating Rate Debt Conversion Bond,
LIBOR plus .8125, 4.003%*, 3/4/2010
(Cost $2,162,562)                                                                     2,237,500              2,220,719
                                                                                                          ------------
                                                                                         Shares               Value ($)
                                                                                         ------               ---------

Securities Lending Collateral 3.8%
Scudder Daily Assets Fund Institutional, 3.34% (c)(d)
(Cost $7,393,750)                                                                     7,393,750              7,393,750
                                                                                                          ------------
Cash Equivalents 6.4%
Scudder Cash Management QP Trust, 3.34% (a)
(Cost $12,527,380)                                                                   12,527,380             12,527,380
                                                                                                          ------------

                                                                                        % of
                                                                                     Net Assets               Value ($)
                                                                                     ----------               ---------

Total Investment Portfolio  (Cost $192,596,781)                                           102.7            201,062,010
Other Assets and Liabilities, Net                                                          -2.7             -5,205,697
                                                                                                          ------------
Net Assets                                                                                100.0            195,856,313
                                                                                                          ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2005.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Principal amount stated in US dollars unless otherwise noted.

(c) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

(e) All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2005 amounted to $6,974,555, which is 3.6% of net assets.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

LIBOR:  Represents the London InterBank Offered Rate.

As of July 31, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                               Unrealized
                                                                                              Appreciation
             Contracts to Deliver              In Exchange For            Date                    (US $)
------------------------------------------------------------------------------------------------------------
USD                              1,500,000 UAH       8,400,000        9/15/2005                     169,054
------------------------------------------------------------------------------------------------------------
USD                              1,940,000 ZAR      13,224,010        10/28/2005                     55,033
------------------------------------------------------------------------------------------------------------
USD                              3,009,041 TRY       4,160,000        10/27/2005                     46,722
------------------------------------------------------------------------------------------------------------
USD                              3,684,598 PLN      12,514,000        10/27/2005                     37,779
------------------------------------------------------------------------------------------------------------
USD                              1,800,000 ARS       5,209,200        8/26/2005                      18,537
------------------------------------------------------------------------------------------------------------
USD                              1,930,000 THB      80,789,800        10/28/2005                      7,142
------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                       334,267
------------------------------------------------------------------------------------------------------------

                                                                                               Unrealized
                                                                                              Appreciation
             Contracts to Deliver              In Exchange For            Date                    (US $)
------------------------------------------------------------------------------------------------------------
MXN                             35,050,000 USD       3,256,830        10/27/2005                       (711)
------------------------------------------------------------------------------------------------------------
USD                              1,857,071 RUB      53,260,800        10/27/2005                     (1,132)
------------------------------------------------------------------------------------------------------------
EUR                              3,927,000 USD       4,778,020        10/27/2005                     (1,481)
------------------------------------------------------------------------------------------------------------
SGD                              3,225,638 USD       1,940,000        10/28/2005                     (6,587)
------------------------------------------------------------------------------------------------------------
TRY                              2,340,000 USD       1,710,151        10/27/2005                     (8,716)
------------------------------------------------------------------------------------------------------------
ZAR                             13,224,010 USD       1,983,056        10/28/2005                    (11,977)
------------------------------------------------------------------------------------------------------------
TRY                                834,300 USD         600,000        10/28/2005                    (12,671)
------------------------------------------------------------------------------------------------------------
USD                              3,800,000 SGD       6,269,620        10/28/2005                    (16,450)
------------------------------------------------------------------------------------------------------------
PLN                             12,514,000 USD       3,673,673        10/27/2005                    (48,705)
------------------------------------------------------------------------------------------------------------
ARS                              5,209,200 USD       1,753,349        8/26/2005                     (65,188)
------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                      (173,618)
------------------------------------------------------------------------------------------------------------


Currency Abbreviations
--------------------------------------------------------------------------------
ARS               Argentine Peso           SGD           Singapore Dollar
--------------------------------------------------------------------------------
COP               Colombian Peso           THB           Thailand Baht
--------------------------------------------------------------------------------
EUR               Euro                     TRY           New Turkish Lira
--------------------------------------------------------------------------------
MXN               Mexican Peso             UAH           Ukraine Hryvna
--------------------------------------------------------------------------------
MYR               Malaysian Ringgit        UYU           Uruguay Peso
--------------------------------------------------------------------------------
PLN               Polish Zloty             USD           United States Dollar
--------------------------------------------------------------------------------
RUB               Russian Ruble            ZAR           South African Rand
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Emerging Markets Income Fund, a
                                    series of Global/International Fund, Inc.


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Emerging Markets Income Fund, a
                                    series of Global/International Fund, Inc.


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005